Profit(loss) before income taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation Of Property And Equipment	¥ 2,973	¥ 2,977	¥ 2,944
Amortization Of Intangible Asset	1	1	2
Directors
Salaries And Related Costs	602	1,051	1,704
Social Benefits Contribution	11	5	44
Share Based Compensation	0	37	50
Key Management Personnel (other Than Directors)
Salaries And Related Costs	1,380	1,563	2,079
Social Benefits Contribution	11	5	51
Share Based Compensation	0	74	25
Other Than Directors And Key Management Personnel
Salaries And Related Costs	578	707	2,653
Social Benefits Contribution	¥ 44	¥ 10	¥ 456